Annual Total Returns - Prospectus Summary - Class A Shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lord Abbett Investment Grade Floating Rate Fund
Prospectus [Line Items]
Annual Return [Percent]	8.28%
Lord Abbett Short Duration High Yield Fund
Prospectus [Line Items]
Annual Return [Percent]	9.15%	12.01%	(5.76%)	5.53%
Lord Abbett Emerging Markets Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	10.76%	10.07%
Lord Abbett International Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	9.09%	15.47%	(26.83%)